Loans and financings (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Loans And Financings
Balance at the beginning of the year	$ 1,762,633	$ 1,725,566
New loans and financings	542,414	799,439
Debt issue costs	(4,931)	(7,577)
Interest accrual	137,208	133,730
Changes in fair value of financing liabilities related to changes in the Company's own credit risk	328	1,572
Changes in fair value of loans and financings	(2,052)	3,627
Debt modification gain		(3,142)
Loss on bonds repurchase	1,905	3,348
Payments of loans and financings	(632,856)	(681,475)
Foreign exchange effects	40,606	(84,387)
Interest paid on loans and financings	(139,271)	(128,068)
Balance at the end of the year	$ 1,705,984	$ 1,762,633